UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund (formerly, BlackRock Intermediate Municipal Fund) of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04802
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock Municipal Series Trust

=============== BlackRock Strategic Municipal Opportunities Fund ===============

SOUTHERN CALIF PUB PWR AUTH  NAT GAS PROJ REV

Ticker:                      Security ID:  842471AM6
Meeting Date: SEP 13, 2013   Meeting Type: Written Consent
Record Date:  JUL 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      Abstain      Management
      Which Are More Fully Described In The
      Consent Statement Dated July 30, 2013

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date:	August 27, 2014